Average Annual Total Returns{- Fidelity Advisor® Value Fund} - 10.31 Fidelity Advisor Value Fund - AMCIZ PRO-13 - Fidelity Advisor® Value Fund	Fidelity Advisor Value Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Value Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Value Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Value Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Value Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Value Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Value Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Value Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Value Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Value Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Value Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Value Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Value Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Value Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Value Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Value Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Value Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Value Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Value Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Value Fund-Class Z Return Before Taxes Past 10 years	Fidelity Advisor Value Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Value Fund-Class Z Return Before Taxes Inception Date	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	3.21%	8.17%	8.95%	3.10%	7.10%	8.31%	1.98%	6.20%	7.19%	5.37%	8.38%	8.92%	7.57%	8.57%	8.74%	9.86%	9.79%	9.91%	9.95%		8.10%	[1]	Feb. 01, 2017	4.96%	9.73%	10.49%

[1]	(a)Since inception February 1, 2017.